IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                     7 Bulfinch Place, Suite 500
                                                                   P.O. Box 9507
                                                           Boston, MA 02114-9507
                                                                  (617) 570-4600





Integrated ARROs Fund II (the "Fund")

February, 2002

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 2001. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund II
By: IR Pass-through Corp., Sponsor

                          Independent Auditors' Report

To the Unit-holders, Board of Directors of the Sponsor, and Trustee of Integrated ARROs Fund II

We have audited the accompanying statements of financial condition of Integrated ARROs Fund II (the "Fund") as of December 31, 2001 and 2000, including the schedule of portfolio investments as of December 31, 2001, and the related statements of operations and changes in net assets for the years then ended and the schedule of selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 2001. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the selected per unit operating performance, ratios and supplemental data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund II as of December 31, 2001 and 2000, and the results of its operations and changes in its net assets for the years then ended and the selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note 2, the financial statements include investments in payment obligations valued at $12,036,971 and $12,311,942 as of December 31, 2001 and 2000, respectively, whose values have been stated at the lower of fair market value, as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values, or Minimum Termination Amount. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of fair market value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


                                               /s/ Imowitz Koenig & Co., LLP
                                               -----------------------------
                                               Certified Public Accountants
New York, New York
February 5, 2002


                            Integrated ARROs Fund II
                        Statements of Financial Condition


                                                                December 31,
                                                        ----------------------------
Assets                                                      2001            2000
                                                        -----------      -----------

Cash and Cash Equivalents                               $   239,738      $   243,428

Investments in payment obligations, at minimum
termination value (cost $4,349,927)                      12,036,971       12,311,942
                                                        -----------      -----------

Total Assets                                             12,276,709       12,555,370

Liabilities

Distributions Payable                                       239,738          243,428
                                                        -----------      -----------

Net Assets                                              $12,036,971      $12,311,942
                                                        ===========      ===========

Net Asset Value per unit (7,446 units outstanding)      $  1,616.57      $  1,653.50
                                                        ===========      ===========


                       See notes to financial statements


                            Integrated ARROs Fund II
                            Statements of Operations


                                                             Year Ended December 31,
                                                            --------------------------
                                                               2001            2000
                                                            ----------      ----------
Investment Income:

    Interest and discount earned, net of fund expenses      $1,440,667      $1,454,250
                                                            ==========      ==========




                       See notes to financial statements


                            Integrated ARROs Fund II
                       Statements of Changes in Net Assets


                                                               Year Ended December 31,
                                                          -------------------------------
                                                              2001                2000
                                                          ------------       ------------
Decrease in net assets from operations:

Net investment income                                     $  1,440,667       $  1,454,250
                                                          ------------       ------------

Net increase in net assets resulting from operations         1,440,667          1,454,250

Total declared as distributions to Unit Holders             (1,715,638)        (1,723,745)
                                                          ------------       ------------

Net decrease in net assets                                    (274,971)          (269,495)

Net assets:

Beginning of period                                         12,311,942         12,581,437
                                                          ------------       ------------

End of period                                             $ 12,036,971       $ 12,311,942
                                                          ============       ============


                       See notes to financial statements

7956.1
                            Integrated ARROs Fund II
                          Notes to Financial Statements

1.   ORGANIZATION

     Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

     The Fund was formed in July 1987 for the purpose of realizing appreciation in value and deferring the receipt of income through investments in a portfolio consisting of five contract rights for the payment of money (the "Payment Obligations"). The Payment Obligations were sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated Resources, Inc. ("Integrated"). The Payment Obligations were originally entered into by five privately offered, single purpose limited partnerships (the "Partnership(s)") previously sponsored by Integrated that had acquired and net leased commercial real estate. Pursuant to the Consummation of Integrated's Plan of Reorganization ("the Plan"), on November 3, 1994, the Sponsor is a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") (See Footnote 3). All capitalized terms, herein not defined, have the same meaning as defined in the Trust Indenture.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation

     The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

     Federal Income Taxes

     The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

     Cash and Cash Equivalents

     Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

     Use of Estimates

     The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.

3.   THE SPONSOR

     IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

     Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company, LLC ("NorthStar Presidio"), an affiliate of NorthStar Capital, provided administrative services to Presidio through October 25, 1999. Thereafter, administrative services were provided to Presidio by AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party. NorthStar Presidio and AP-PCC in turn provided services to the Fund. The board of directors of Presidio is authorized to designate the officers and directors of the Sponsor, whose names, titles, principal occupations during the past five years and the date they began office is set forth in Note 5, Commitments and Contingencies.

4.  THE PAYMENT OBLIGATIONS

     The five Payment Obligations acquired by the Fund were issued from 1981 to 1983 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered. Two of the five Payment Obligations (Trefar and Zebon) were satisfied in full during 1996.

     Payments on the remaining three Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms") (approximately 25 years), of the respective net leases. Interest at simple interest rates ranging from 16.5% to 19.625% accrues on the principal amounts of each Payment Obligation. Payments on the Payment Obligations are scheduled to commence approximately 15 years after commencement of the Primary Terms of each net lease.

     If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made in a timely manner. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the Fund, at its discretion, to be immediately due and payable. Upon the disposition by a Partnership of its entire interest in the property (or properties), the Partnership shall be obligated to pay the Fund (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. The Fund does not have the right to accelerate the payment of any Payment Obligation in the event that a Partnership does not sell its property at the end of the Primary Term, so long as the Partnership remains current on its payments under the Payment Obligation. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.


5.  COMMITMENTS AND CONTINGENCIES

     The Trust Indenture provides that the Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

     The Trust Indenture provides that the above obligations of the Sponsor were to be funded through the retention of a portion of the proceeds from the sale of the Units. However, the Sponsor did not segregate from the general assets of its then parent, Integrated, a portion of the sale proceeds for this purpose. Integrated filed for bankruptcy on February 13, 1990 under Chapter 11 of the United States Bankruptcy code. While Integrated's bankruptcy did not directly affect the Fund, and had no effect on the portfolio of the Fund, the bankruptcy did affect the Sponsor, which had no source of revenues other than Integrated. The Sponsor therefore filed a claim in Integrated's bankruptcy proceedings for the amounts necessary to fund the Sponsor's obligations to the Fund and to Integrated ARROs Fund I ("Fund I"), an affiliate. As Integrated's liabilities far exceeded its assets, and the Sponsor's claim was that of an unsecured general creditor, it was unlikely that amounts eventually paid on the Sponsor's claim would be sufficient to fund the Sponsor's obligations. However, in 1994 in full settlement of the Sponsor's claim, Integrated paid the Sponsor $450,000. The Sponsor projected at that time, based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, that this amount would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund I, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of December 31, 1997, approximately $61,000 remained of the original Settlement Fund. However, the Settlement Fund was fully depleted during the first half of 1998. The Trustee may establish a reserve fund, set aside out of the proceeds of the Payment Obligations, to pay future expenses of administering the

     Fund. Consequently, the Trustee paid $37,435 and $33,688 in such expenses from the proceeds of Payment Obligations received by the Fund in 2001 and 2000, respectively.

     Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o Winthrop Management, LLC, 7 Bulfinch Place, Suite 500, P.O. Box 9507, Boston, Massachusetts 02114-9507.


     NAME                POSITION WITH SPONSOR                   DIRECTOR/OFFICER SINCE  PRINCIPAL OCCUPATIONS  DURING  PAST 5 YEARS
     ----                ---------------------                   ----------------------  -------------------------------------------

     Dallas E. Lucas    Director, Vice President and Treasurer       August 1998         Mr.  Lucas  joined  NorthStar  Capital in
                                                                                         August 1998.  From 1994 until then he was
                                                                                         the Chief  Financial  Officer of Crescent
                                                                                         Real Estate  Equities  Company.  Prior to
                                                                                         that he was a  financial  consulting  and
                                                                                         audit manager in the real estate services
                                                                                         group of Arthur Andersen LLP


     David King         Director and President                     November 1997         Mr.  King  joined  NorthStar  Capital  in
                        Secretary                                  November 2000         November 1997. From 1990 to 1997 Mr. King
                                                                                         was   associated   with  Olympia  &  York
                                                                                         Companies  (USA) where he held the position
                                                                                         of Senior Vice President of Finance. Prior
                                                                                         to that Mr. Kingwas employed with Bankers
                                                                                         Trust  in its real estate finance group.



     Steven Kauff       Director and Vice President                  July 1999           Mr.  Kauff  joined  NorthStar  Capital in
                                                                                         July 1999. From 1996 to 1999 Mr Kauff was
                                                                                         a  Manager   in  the  Real   Estate   and
                                                                                         Hospitality   Services  Group  of  Arthur
                                                                                         Andersen  LLP.  Prior to  joining  Arthur
                                                                                         Andersen  LLP,  Mr.  Kauff was with Price
                                                                                         Waterhouse   LLP  in  the   Real   Estate
                                                                                         Industry Services Group.



6.  DISTRIBUTION PAYABLE

     The Trustee declared a $239,738 ($32.20 per unit) distribution payable to unitholders of record as of December 31, 2001. Such distribution was paid on January 15, 2002.

7.  SIGNIFICANT TRANSACTIONS

     The Trust Indenture provides for the acceptance of involuntary sale (such as in an economic discontinuance) proceeds in prepayment of a payment obligation in which the underlying partnership has a single property (lease). However, it does not specifically provide for acceptance of involuntary sale proceeds in partial prepayment of a payment obligation where the underlying partnership has more than one property (lease) comprising the payment obligation. The Sponsor believes that the original intent of the Trust Indenture was to allow for such partial prepayment. However, the Trustee did not agree with such interpretation.

     Effective March 29, 1998, the Sponsor arranged for the replacement of the Trustee for both Fund I and the Fund with a new trustee (the "Successor Trustee") which had a broader interpretation of the Trust Indenture with regard to partial prepayments received from a multi-property partnership.

     On April 1, 1998, a supplemental agreement to the original Trust Indenture was entered into between the Successor Trustee for the Fund, the Sponsor of the Fund, and the Partnerships that have Payment Obligations to the Fund. Such agreement allows for, among other things, the partial prepayment of a multi-property Partnership's Payment Obligation in the event of an involuntary sale of one of its properties.


                            Integrated ARROs Fund II
 Schedule of Selected Per Unit Operating Performance, Ratios and Supplemental Data


                                                                    YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------------

                                              2001             2000           1999              1998            1997
                                          ------------     ------------    ------------    --------------  -------------
Per Unit Operating Performance

Net asset value, beginning of period      $   1,653.50     $   1,689.69    $   1,724.70    $   1,758.21    $    1,679.14

Net investment income                           193.48           195.31          196.15          150.91           189.13

Distributions                                  (230.41)         (231.50)        (231.16)        (184.42)         (110.06)
                                          ------------     ------------    ------------    --------------  -------------

Net asset value, end of period            $   1,616.57     $   1,653.50    $   1,689.69    $   1,724.70    $    1,758.21
                                          ============     ============    ============    ==============  =============

Total investment return                   $     193.48     $     195.31    $     196.15    $     150.91    $      189.13
                                          ============     ============    ============    ==============  =============

Ratios/Supplemental Data

Net assets, end of period                 $ 12,036,971    $ 12,311,942    $ 12,581,437    $ 12,842,135     $  13,091,652

Ratio of expenses to average net assets           0.31%           0.27%           0.26%           0.11%             N/A

Ratio of net investment income to average
net assets                                       11.83%          11.68%          11.49%           8.67%           11.00%

Portfolio turnover rate                            N/A             N/A             N/A             N/A              N/A



                            Integrated ARROs Fund II
                        Schedule of Portfolio Investments
                                December 31, 2001


     Partnership /
     Date Payment                                                        Original      Simple
      Obligation                Property                Type of          Principal    Interest          Accrued
       Incurred    Lessee       Location                Property           Amount       Rate            Interest
-----------------------------------------------------------------------------------------------------------------------
Bradall            Albertson's  Boise, ID               Department       $1,940,000    16.500%          $3,383,466
12/16/82           Inc.         Snohomish, WA           Stores
                                Las Cruces, NM
                                Sioux Falls, SD
                                Bradenton, FL


Dalhill            The Kroger   Houston, TX             Supermarkets      1,485,000    19.625%           2,442,564
01/15/82           Company      Dallas, TX
                                Columbus, OH
                                Cincinnati, OH
                                Louisville, KY (2)



Walmad             Walgreen     Windsor, WI             Warehouse/        1,500,000    18.500%           4,192,341
02/25/82           Company                              Distribution
                                                        Facility


                                                                      -------------                 ---------------
                                                                         $4,925,000                    $10,018,371
                                                                      =============                 ===============


     Partnership /      Discount To
     Date Payment    Arrive at Minimum           Periodic            Minimum
      Obligation        Termination           Payment During       Termination
       Incurred            Amount              Primary Term (1)       Amount
-------------------------------------------------------------------------------
Bradall                  $1,399,878           7/1/98-1/1/08        $3,923,588
12/16/82                                     $387,871/semi.





Dalhill                     607,795        1/31/97-12/31/06         3,319,769
01/15/82                                     $57,242/mo.






Walmad                      898,727           4/1/97-3/1/02         4,793,614
02/25/82                                      $23,125/mo.;
                                             4/1/02-3/1/07
                                               $92,551/mo.

                     ---------------                             ------------
                         $2,906,400                               $12,036,971
                     ===============                             ============



(1) Primary Term of the applicable net lease.
(2) Two properties.



                            INTEGRATED ARROS FUND II
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                    JANUARY 1, 2001 THROUGH DECEMBER 31, 2001

               ACCRUED                      ACCRUED                      ACCRUED                      ACCRUED
  DATE         INTEREST         DATE        INTEREST        DATE         INTEREST        DATE         INTEREST        DATE
---------     ----------     ---------     ----------     ---------     ----------     ---------     ----------     ---------
01-Jan-01     10,403,683     23-Feb-01     10,452,408     17-Apr-01     10,420,767     09-Jun-01     10,389,125     01-Aug-01
02-Jan-01     10,406,119     24-Feb-01     10,454,844     18-Apr-01     10,423,202     10-Jun-01     10,391,560     02-Aug-01
03-Jan-01     10,408,554     25-Feb-01     10,457,280     19-Apr-01     10,425,638     11-Jun-01     10,393,996     03-Aug-01
04-Jan-01     10,410,990     26-Feb-01     10,459,715     20-Apr-01     10,428,074     12-Jun-01     10,396,432     04-Aug-01
05-Jan-01     10,413,426     27-Feb-01     10,462,151     21-Apr-01     10,430,509     13-Jun-01     10,398,868     05-Aug-01
06-Jan-01     10,415,862     28-Feb-01     10,464,587     22-Apr-01     10,432,945     14-Jun-01     10,401,303     06-Aug-01
07-Jan-01     10,418,297     01-Mar-01     10,386,656     23-Apr-01     10,435,381     15-Jun-01     10,403,739     07-Aug-01
08-Jan-01     10,420,733     02-Mar-01     10,389,091     24-Apr-01     10,437,816     16-Jun-01     10,406,175     08-Aug-01
09-Jan-01     10,423,169     03-Mar-01     10,391,527     25-Apr-01     10,440,252     17-Jun-01     10,408,610     09-Aug-01
10-Jan-01     10,425,604     04-Mar-01     10,393,963     26-Apr-01     10,442,688     18-Jun-01     10,411,046     10-Aug-01
11-Jan-01     10,428,040     05-Mar-01     10,396,398     27-Apr-01     10,445,124     19-Jun-01     10,413,482     11-Aug-01
12-Jan-01     10,430,476     06-Mar-01     10,398,834     28-Apr-01     10,447,559     20-Jun-01     10,415,917     12-Aug-01
13-Jan-01     10,432,912     07-Mar-01     10,401,270     29-Apr-01     10,449,995     21-Jun-01     10,418,353     13-Aug-01
14-Jan-01     10,435,347     08-Mar-01     10,403,705     30-Apr-01     10,452,431     22-Jun-01     10,420,789     14-Aug-01
15-Jan-01     10,437,783     09-Mar-01     10,406,141     01-May-01     10,374,499     23-Jun-01     10,423,225     15-Aug-01
16-Jan-01     10,440,219     10-Mar-01     10,408,577     02-May-01     10,376,935     24-Jun-01     10,425,660     16-Aug-01
17-Jan-01     10,442,654     11-Mar-01     10,411,013     03-May-01     10,379,371     25-Jun-01     10,428,096     17-Aug-01
18-Jan-01     10,445,090     12-Mar-01     10,413,448     04-May-01     10,381,806     26-Jun-01     10,430,532     18-Aug-01
19-Jan-01     10,447,526     13-Mar-01     10,415,884     05-May-01     10,384,242     27-Jun-01     10,432,967     19-Aug-01
20-Jan-01     10,449,961     14-Mar-01     10,418,320     06-May-01     10,386,678     28-Jun-01     10,435,403     20-Aug-01
21-Jan-01     10,452,397     15-Mar-01     10,420,755     07-May-01     10,389,114     29-Jun-01     10,437,839     21-Aug-01
22-Jan-01     10,454,833     16-Mar-01     10,423,191     08-May-01     10,391,549     30-Jun-01     10,440,274     22-Aug-01
23-Jan-01     10,457,269     17-Mar-01     10,425,627     09-May-01     10,393,985     01-Jul-01      9,974,472     23-Aug-01
24-Jan-01     10,459,704     18-Mar-01     10,428,062     10-May-01     10,396,421     02-Jul-01      9,976,908     24-Aug-01
25-Jan-01     10,462,140     19-Mar-01     10,430,498     11-May-01     10,398,856     03-Jul-01      9,979,344     25-Aug-01
26-Jan-01     10,464,576     20-Mar-01     10,432,934     12-May-01     10,401,292     04-Jul-01      9,981,779     26-Aug-01
27-Jan-01     10,467,011     21-Mar-01     10,435,370     13-May-01     10,403,728     05-Jul-01      9,984,215     27-Aug-01
28-Jan-01     10,469,447     22-Mar-01     10,437,805     14-May-01     10,406,163     06-Jul-01      9,986,651     28-Aug-01
29-Jan-01     10,471,883     23-Mar-01     10,440,241     15-May-01     10,408,599     07-Jul-01      9,989,086     29-Aug-01
30-Jan-01     10,474,318     24-Mar-01     10,442,677     16-May-01     10,411,035     08-Jul-01      9,991,522     30-Aug-01
31-Jan-01     10,476,754     25-Mar-01     10,445,112     17-May-01     10,413,471     09-Jul-01      9,993,958     31-Aug-01
01-Feb-01     10,398,823     26-Mar-01     10,447,548     18-May-01     10,415,906     10-Jul-01      9,996,393     01-Sep-01
02-Feb-01     10,401,259     27-Mar-01     10,449,984     19-May-01     10,418,342     11-Jul-01      9,998,829     02-Sep-01
03-Feb-01     10,403,694     28-Mar-01     10,452,419     20-May-01     10,420,778     12-Jul-01     10,001,265     03-Sep-01
04-Feb-01     10,406,130     29-Mar-01     10,454,855     21-May-01     10,423,213     13-Jul-01     10,003,701     04-Sep-01
05-Feb-01     10,408,566     30-Mar-01     10,457,291     22-May-01     10,425,649     14-Jul-01     10,006,136     05-Sep-01
06-Feb-01     10,411,001     31-Mar-01     10,459,727     23-May-01     10,428,085     15-Jul-01     10,008,572     06-Sep-01
07-Feb-01     10,413,437     01-Apr-01     10,381,795     24-May-01     10,430,520     16-Jul-01     10,011,008     07-Sep-01
08-Feb-01     10,415,873     02-Apr-01     10,384,231     25-May-01     10,432,956     17-Jul-01     10,013,443     08-Sep-01
09-Feb-01     10,418,308     03-Apr-01     10,386,667     26-May-01     10,435,392     18-Jul-01     10,015,879     09-Sep-01
10-Feb-01     10,420,744     04-Apr-01     10,389,102     27-May-01     10,437,828     19-Jul-01     10,018,315     10-Sep-01
11-Feb-01     10,423,180     05-Apr-01     10,391,538     28-May-01     10,440,263     20-Jul-01     10,020,750     11-Sep-01
12-Feb-01     10,425,616     06-Apr-01     10,393,974     29-May-01     10,442,699     21-Jul-01     10,023,186     12-Sep-01
13-Feb-01     10,428,051     07-Apr-01     10,396,409     30-May-01     10,445,135     22-Jul-01     10,025,622     13-Sep-01
14-Feb-01     10,430,487     08-Apr-01     10,398,845     31-May-01     10,447,570     23-Jul-01     10,028,058     14-Sep-01
15-Feb-01     10,432,923     09-Apr-01     10,401,281     01-Jun-01     10,369,639     24-Jul-01     10,030,493     15-Sep-01
16-Feb-01     10,435,358     10-Apr-01     10,403,717     02-Jun-01     10,372,075     25-Jul-01     10,032,929     16-Sep-01
17-Feb-01     10,437,794     11-Apr-01     10,406,152     03-Jun-01     10,374,511     26-Jul-01     10,035,365     17-Sep-01
18-Feb-01     10,440,230     12-Apr-01     10,408,588     04-Jun-01     10,376,946     27-Jul-01     10,037,800     18-Sep-01
19-Feb-01     10,442,665     13-Apr-01     10,411,024     05-Jun-01     10,379,382     28-Jul-01     10,040,236     19-Sep-01
20-Feb-01     10,445,101     14-Apr-01     10,413,459     06-Jun-01     10,381,818     29-Jul-01     10,042,672     20-Sep-01
21-Feb-01     10,447,537     15-Apr-01     10,415,895     07-Jun-01     10,384,253     30-Jul-01     10,045,108     21-Sep-01
22-Feb-01     10,449,973     16-Apr-01     10,418,331     08-Jun-01     10,386,689     31-Jul-01     10,047,543     22-Sep-01




   ACCRUED                     ACCRUED                       ACCRUED
   INTEREST       DATE         INTEREST         DATE         INTEREST
  ---------     ---------     ----------     ---------      ---------
  9,969,612     23-Sep-01     10,018,337     15-Nov-01      9,986,695
  9,972,048     24-Sep-01     10,020,773     16-Nov-01      9,989,131
  9,974,483     25-Sep-01     10,023,209     17-Nov-01      9,991,567
  9,976,919     26-Sep-01     10,025,644     18-Nov-01      9,994,002
  9,979,355     27-Sep-01     10,028,080     19-Nov-01      9,996,438
  9,981,790     28-Sep-01     10,030,516     20-Nov-01      9,998,874
  9,984,226     29-Sep-01     10,032,951     21-Nov-01     10,001,310
  9,986,662     30-Sep-01     10,035,387     22-Nov-01     10,003,745
  9,989,098     01-Oct-01      9,957,456     23-Nov-01     10,006,181
  9,991,533     02-Oct-01      9,959,891     24-Nov-01     10,008,617
  9,993,969     03-Oct-01      9,962,327     25-Nov-01     10,011,052
  9,996,405     04-Oct-01      9,964,763     26-Nov-01     10,013,488
  9,998,840     05-Oct-01      9,967,199     27-Nov-01     10,015,924
 10,001,276     06-Oct-01      9,969,634     28-Nov-01     10,018,359
 10,003,712     07-Oct-01      9,972,070     29-Nov-01     10,020,795
 10,006,147     08-Oct-01      9,974,506     30-Nov-01     10,023,231
 10,008,583     09-Oct-01      9,976,941     01-Dec-01      9,945,300
 10,011,019     10-Oct-01      9,979,377     02-Dec-01      9,947,735
 10,013,455     11-Oct-01      9,981,813     03-Dec-01      9,950,171
 10,015,890     12-Oct-01      9,984,248     04-Dec-01      9,952,607
 10,018,326     13-Oct-01      9,986,684     05-Dec-01      9,955,042
 10,020,762     14-Oct-01      9,989,120     06-Dec-01      9,957,478
 10,023,197     15-Oct-01      9,991,556     07-Dec-01      9,959,914
 10,025,633     16-Oct-01      9,993,991     08-Dec-01      9,962,349
 10,028,069     17-Oct-01      9,996,427     09-Dec-01      9,964,785
 10,030,504     18-Oct-01      9,998,863     10-Dec-01      9,967,221
 10,032,940     19-Oct-01     10,001,298     11-Dec-01      9,969,657
 10,035,376     20-Oct-01     10,003,734     12-Dec-01      9,972,092
 10,037,812     21-Oct-01     10,006,170     13-Dec-01      9,974,528
 10,040,247     22-Oct-01     10,008,605     14-Dec-01      9,976,964
 10,042,683     23-Oct-01     10,011,041     15-Dec-01      9,979,399
  9,964,752     24-Oct-01     10,013,477     16-Dec-01      9,981,835
  9,967,187     25-Oct-01     10,015,913     17-Dec-01      9,984,271
  9,969,623     26-Oct-01     10,018,348     18-Dec-01      9,986,707
  9,972,059     27-Oct-01     10,020,784     19-Dec-01      9,989,142
  9,974,494     28-Oct-01     10,023,220     20-Dec-01      9,991,578
  9,976,930     29-Oct-01     10,025,655     21-Dec-01      9,994,014
  9,979,366     30-Oct-01     10,028,091     22-Dec-01      9,996,449
  9,981,802     31-Oct-01     10,030,527     23-Dec-01      9,998,885
  9,984,237     01-Nov-01      9,952,596     24-Dec-01     10,001,321
  9,986,673     02-Nov-01      9,955,031     25-Dec-01     10,003,756
  9,989,109     03-Nov-01      9,957,467     26-Dec-01     10,006,192
  9,991,544     04-Nov-01      9,959,903     27-Dec-01     10,008,628
  9,993,980     05-Nov-01      9,962,338     28-Dec-01     10,011,064
  9,996,416     06-Nov-01      9,964,774     29-Dec-01     10,013,499
  9,998,852     07-Nov-01      9,967,210     30-Dec-01     10,015,935
 10,001,287     08-Nov-01      9,969,645     31-Dec-01     10,018,371
 10,003,723     09-Nov-01      9,972,081
 10,006,159     10-Nov-01      9,974,517
 10,008,594     11-Nov-01      9,976,953
 10,011,030     12-Nov-01      9,979,388
 10,013,466     13-Nov-01      9,981,824
 10,015,901     14-Nov-01      9,984,260